Employee Retirement and Severance Benefits (Fair Values of Company's Pension Plans Assets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 735,513		¥ 667,436		¥ 626,575
Japanese Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	164,946	[1]	133,023	[2]
Japanese Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	138,092	[3]	99,157	[4]
Japanese Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	130,507	[5]	121,066	[6]
Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	83,765	[7]	46,630	[8]
Japanese Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,261		7,902
Japanese Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,166		1,317
Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	15,246		14,298
Japanese Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,076		13,612
Japanese Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	126,985		128,220
Japanese Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	43,070		90,637
Japanese Plans | Investment Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	15,399		11,574
Japanese Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	230,118		153,689
Japanese Plans | Fair Value, Inputs, Level 1 | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	138,092	[3]	99,157	[4]
Japanese Plans | Fair Value, Inputs, Level 1 | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	83,765	[7]	46,630	[8]
Japanese Plans | Fair Value, Inputs, Level 1 | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,261		7,902
Japanese Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	489,996		502,173
Japanese Plans | Fair Value, Inputs, Level 2 | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	164,946	[1]	133,023	[2]
Japanese Plans | Fair Value, Inputs, Level 2 | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	130,507	[5]	121,066	[6]
Japanese Plans | Fair Value, Inputs, Level 2 | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	1,166		1,317
Japanese Plans | Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	15,246		14,298
Japanese Plans | Fair Value, Inputs, Level 2 | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,076		13,612
Japanese Plans | Fair Value, Inputs, Level 2 | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	126,985		128,220
Japanese Plans | Fair Value, Inputs, Level 2 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	43,070		90,637
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	254,020		224,939		¥ 217,870
Foreign Plans | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	73,968	[1]	62,641	[2]
Foreign Plans | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	9,343	[3]	11,558	[4]
Foreign Plans | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	25,821	[5]	22,296	[6]
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	32,240		22,680
Foreign Plans | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,901		2,577
Foreign Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	22,045		19,989
Foreign Plans | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	3
Foreign Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,683		6,898
Foreign Plans | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	73,320		71,382
Foreign Plans | Investment Measured at Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	5,696		4,918
Foreign Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	41,583		34,238
Foreign Plans | Fair Value, Inputs, Level 1 | Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	9,343	[3]	11,558	[4]
Foreign Plans | Fair Value, Inputs, Level 1 | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	32,240		22,680
Foreign Plans | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	206,741		185,759
Foreign Plans | Fair Value, Inputs, Level 2 | Pooled Equity Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	73,968	[1]	62,641	[2]
Foreign Plans | Fair Value, Inputs, Level 2 | Pooled Debt Securities Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	25,821	[5]	22,296	[6]
Foreign Plans | Fair Value, Inputs, Level 2 | Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	2,901		2,577
Foreign Plans | Fair Value, Inputs, Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	22,045		19,989
Foreign Plans | Fair Value, Inputs, Level 2 | Mortgage and Asset Backed Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	3
Foreign Plans | Fair Value, Inputs, Level 2 | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	8,683		6,898
Foreign Plans | Fair Value, Inputs, Level 2 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets	¥ 73,320		71,358
Foreign Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets			24
Foreign Plans | Fair Value, Inputs, Level 3 | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of Company's pension plans assets			¥ 24

[1]	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[2]	These funds invest in listed equity securities consisting of approximately 25% Japanese companies and 75% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
[3]	This class includes approximately 90% Japanese government bonds and 10% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
[4]	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
[5]	These funds invest in approximately 30% Japanese government bonds, 45% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.
[6]	These funds invest in approximately 25% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 20% corporate bonds for Japanese plans. These funds invest in approximately 70% foreign government bonds and 30% corporate bonds for foreign plans.
[7]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥381 million.
[8]	The plan's equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥187 million.